Subsequent events	12 Months Ended
Dec. 31, 2019
Text block [abstract]
Subsequent events
25	Subsequent events

25.1	Contribution of equity interest
On January 14, 2020,
Cosan
S.A. contributed to the share capital of our wholly owned subsidiary Compass Gás e
Energia
S.A. (“Compass Gás e
Energia
”), formerly known as
Distribuidora
de Gás
Participações
S.A., the totality of the shares we held in
Comgás
(i.e., 103,699,333 common shares and 27,682,044 preferred shares), equivalent to 99.15% of the total share capital of
Comgás
, for an amount of R$2,861,936.
As the parties to the transaction are under common control transaction, there are no effects on the consolidated financial statements. The investment in
Comgás
was
derecognized
by
Cosan
S.A., and the investment in Compass Gás e
Energia
for the same amount was recognized.
On March 9, 2020, we announced the creation of  “Compass Gás e
Energia
,” our new gas and power business segment. Compass Gás e
Energia
is
Cosan
’s newest company, created to provide gas and energy solutions in Brazil. The transformation and integration of the natural gas and energy markets are happening worldwide. In Brazil, however, it is still in its early stages. We want to be the best alternative for our customers who are increasingly demanding tailor-made solutions in gas and energy. We are focused on four pillars: infrastructure which brings natural gas from the pre-salt offshore reserves and international markets; distribution relying on Brazil’s largest natural gas distribution company:
Comgás
; generation converting natural gas into electricity; and trading of gas and electricity, powering industries and businesses.

25.2	Early full redemption of second issue debentures
On December 20, 2019,
Cosan
S.A. announced a tender offer with an optional early redemption of the debentures from its second issuance of non-convertible,
single series, unsecured debentures issued in February 28, 2019 and due on February 28, 2021. The optional early full redemption took place on January 16, 2020.
Cosan
S.A. redeemed debentures in aggregate amount of R$1,735,203.

25.3	Succession in the executive board
On January 21, 2020, two new members were elected as officers of the Company. As a result, Marcos
Marinho
Lutz, chief executive officer, and Marcelo de Souza
Scarcela
Portela
, legal vice president and officer, were replaced by Luis
Henrique
Cals
de
Beauclair
Guimarães
and Maria Rita de
Carvalho
Drummond, respectively, effective April 1, 2020. Mr.
Guimarães
and Ms. Drummond also replaced Mr. Lutz and Mr.
Portela
in their positions in the management of
Cosan
S.A. and
Cosan
Logística
, also effective April 1, 2020. Marcelo Eduardo Martins, chief financial officer and investor relations officer, and
Burkhard
Otto
Cordes
, risk officer, will retain their respective positions

25.4	Receipt of interim dividends
On January 28, 2020, the board of directors of
Comgás
approved the distribution of the interim dividends in the amount of R$135,907, distributed based on the results for the year of 2019. Considering the equity interest contribution made on January 14, 2020, such dividends were paid to Compass Gás e
Energia
.

25.5	Acquisition of Compass
On January 30, 2020, we acquired, through our subsidiary
Comercializadora
de Gás S.A., control of Compass
Comercializadora
de
Energia
Ltda
., Compass
Geração
Ltda
. and Compass
Energia
Ltda
., collectively referred to as the “Compass,” for an amount equivalent to R$95,000. The purpose of the investment is to enter into the electricity trading business.

25.6	Independent Auditor Replacement
On February 14, 2020, the Board of Directors approved the hiring of Ernst & Young
Auditores
Independentes
S.S., or “EY,” to perform the audit of the Company’s financial statements, replacing KPMG
Auditores
Independentes
, or “KPMG.” EY will start its activities by reviewing the financial statements of the first quarter of 2020.

25.7	Cybersecurity incident
During the course of March 2020, the Company, its subsidiaries, jointly controlled and affiliated companies were subject to a ransomware
cyberattack
that caused a partial and temporary interruption of its operations. The affected entities within our group implemented their contingency plans, continued operating partially during the cyberattack
, and have been progressively reconnecting their operating systems since the attack.
Following the incident, we have taken certain additional preventative measures to reduce cyber risks, including engaging a company to carry out a forensic analysis of the cyber-attack we suffered, which affected the data center located at our Shared Service Center as well as user desktops and laptops connected to our network. Based on the experience and tools of the company we engaged, interviews with our information technology personnel and technical evidence present in the environment, we identified a number of servers to be examined in more detail. Although the entrance vector of the cyber-attack could not be identified, the process and characteristics of the cyber-attack could be satisfactorily identified. We believe this will assist us in reviewing our information technology systems to prevent further cyber-attacks.
As of April 30, 2020, we have spent approximately R$7,000 in connection with the abovementioned
cyber-attack, including with respect to prevention, detection, response and management costs, deployment of additional cyber-security technologies and engaging third-party experts.

25.8	Covid -19
Covid
-19
is an infectious disease caused by severe acute respiratory syndrome coronavirus
2
(SARS-CoV-2).
The disease was first identified in 2019 in Wuhan, the capital of
Hubei
province in central China, and has since spread globally. On March 11, 2020, the World Health Organization officially declared this
Covid
-19
outbreak a pandemic. Our business has been and will continue to be adversely affected by the coronavirus
pandemic and, as a consequence, some of our businesses decided to suspend the guidance for 2020.
Since March 17, 2020, a number of countries, including all of the states and countries in which we have operations, have instituted measures vary from country to country in quantity and degree of severity but basically involve: (1) recommendations to adopt voluntary isolation (avoid going out on the streets, avoiding crowds, avoiding physical contact with other people, etc.); (2) internal restrictions regarding the movement of people; (3) closing of public places (parks and leisure centers); (4) closures of shopping malls, bars and restaurants; (5) adoption of remote working practices (home office) by companies, whenever possible and permitted by their activities; (6) closing borders between countries; (7) restriction and/or suspension of trade in non-essential
goods and services in the context of
Covid
-19
(while supermarkets, drugstores, gas stations and other essential services remain available); (8) purchase restrictions for certain essential items to avoid scarcity; (9) interruption of production activities of consumer items not essential to combat the pandemic; (10) restriction on the delivery of products to homes other than essentials; (11) compulsory reduction of working hours; (12) cancellation of public events; and (13) other restrictive measures.

Despite the measures adopted to contain the progress of
Covid
-19
and aid measures announced by governments around the world, including the Brazilian government, as of the date hereof, we cannot predict the extent, duration and impacts of such containment measures, or the results of aid measures in the countries in which we operate and/or sell our products. Accordingly, we cannot predict the direct and indirect effects of the
Covid
-19
pandemic and governments’ responses to it on our business, results of operations and financial condition, including: (1) the impact of
Covid
-19
on our financial condition and results of operations, including trends and the overall economic outlook, capital, investments and financial resources or liquidity position; (2) how future operations could be impacted; (3) the impact on our costs or access to capital and funding resources and on our ability to meet the covenants of our credit agreements and other indebtedness; (4) if we could incur any material
Covid
-19-related
contingencies; (5) how
Covid
-19
could affect assets on our balance sheet and our ability to timely record those assets; (6) the anticipation of any material impairments, increases in allowances for credit losses, restructuring charges or other expenses; (7) any changes in accounting judgements
that have had or are reasonably likely to have a material impact on our financial statements; (8) the decline in demand for goods and services, and disruptions in sales channels, especially those impacted by the social isolation measures; (9) the impact on our supply chain; (10) the impact on the relationship between costs and revenues; (11) general economic and social uncertainty, including increases in interest rates, variations in foreign exchange rates, inflation and unemployment; (12) the impact of the
Covid
-19
pandemic on our ability to comply with the covenants under our indebtedness; and (13) other unforeseen impacts and consequences.
Based on the information available, we present the below a summary of the main effects of the
Covid
-19
pandemic on our results of operations in March and April 2020:

•
Raízen
Combustíveis
.
Gasoline and ethanol sales decreased by as much as 50% and diesel sales decreased by 25%. In the aviation segment, demand was adversely affected by the reduction of flights by
Raízen
Combustíveis
’s main customers, and sales decreased by as much as 80%.

•
Raízen
Energia
.
Demand for ethanol decreased in line with the lower demand for fuels. Sales of sugar had already decreased for the 2020/21 harvest-year that recently began, with no significant impact on marketing strategy.

•
Cosan
Logística
.
Rumo
experienced an increase in the volume of soybeans transported following an increase in Brazilian grain exports that became more competitive due to the devaluation of the Brazilian real
.

•
Comgás
.
Demand for natural gas in the industrial segment has decreased by as much as 40%, concentrated in certain sectors that have suspended or reduced their activities. In the commercial segment, demand has decreased by as much as 60%, while in the residential segment, demand has increased by approximately 10% due to social distancing measures.

•	Moove . Demand for lubricants has decreased by approximately 50% in recent weeks, both in Brazil and in other countries in which we operate
In addition, in April 2020 we drew down a total amount of approximately R$4,430,200 from certain of our financing facilities, in order to strengthen our working capital and financial condition in the context of the
Covid
-19
pandemic. We assess liquidity needs in a timely and cautious manner and reinforce our cash position in operations. We reaffirm our commitment to society, acting actively in several regions with donations and initiatives to maintain the safety and health of our stakeholders, ensuring
that our essential operations continue to supply the country, in addition to being pioneers in the movement of not firing at this team.
On December 31, 2019, the Company had positive consolidated working capital of R$11,587,777 and cash and cash equivalents and marketable securities of R$11,571,430. We maintained the same level of working capital and cash and cash equivalents and marketable securities until April 30, 2020.
Finally, our perspectives and priorities for the year have changed. Our main focus became to take care of people and defines the best way for our operations, most of which are considered essential, to face the countless challenges in the best possible way.

25.9	Shares purchase and derivatives negotiation plan
On April 9, 2020, we entered into a shares purchase and derivatives negotiation plan, or the Total Return Swap, with Banco Santander (Brasil) S.A. – Cayman Branch, or Santander Cayman, and Santander Fundo de Investimento Amazonas Multimercado Crédito Privado Investimento no Exterior, or the Santander Fund. Pursuant to the Total Return Swap, the Santander Fund will be able to purchase, on its own behalf, common shares issued by Cosan S.A., and Santander Cayman will be able to enter into equity swap transactions on its own behalf and on our behalf in connection with such shares (for which purpose we also entered into a master agreement with certain Santander entities). The maximum aggregate amount of derivatives which may be negotiated pursuant to the Total Return Swap and the maximum aggregate number of underlying Cosan S.A. shares thereunder are R$600,000 and 19,500,000, respectively. As of the date of this annual report, derivatives in an aggregate amount of R$236,273 involving the equivalent to 4,224,800 Cosan S.A. shares had been entered into pursuant to the total return swap.

25.10	Extension of the Malha Paulista concession agreement.
On May 27, 2020, Rumo entered into an amendment to the concession agreement relating to Malha Paulista with the ANTT. The amendment was reviewed and authorized by the Federal Accounting Court (
Tribunal de Contas da União
), or “TCU,” pursuant to a decision issued on May 20, 2020. As a result, the term of the Malha Paulista concession is expected to be extended to 2058, provided that Rumo complies with certain obligations. Furthermore, the new grant amount for the concession will be approximately R$2,911,965 (as of December 2017), to be paid in quarterly installments over the course of the agreement’s term, which is expected to expire in 2058, and investments to be made are estimated by the ANTT at R$6,100,000 (as of December 2017) over the same period.